PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 33,385		$ 28,468
Less: accumulated depreciation and amortization	7,021		5,504
Net	26,364		22,964
Depreciation and amortization	1,551		1,422		1,233
Useful life of long-term leasehold rights	98 years
Manufacturing equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	17,993		14,365
Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	10,269		8,985
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,792		2,442
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	951	[1]	951	[1]
Furniture, office equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Cost	1,082		886
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	161		161
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	18		42
Advances on account of acquisition of machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 119		$ 636

[1]	*Land includes long-term leasehold rights in Israel, with useful lives of 98 years.